Commitments, contingent assets and liabilities	9 Months Ended
Sep. 30, 2023
Commitments, contingent assets and liabilities
Commitments, contingent assets and liabilities

11. Commitments, contingent assets and liabilities

In connection with the enforcement of voxeljet’s intellectual property rights, the acquisition of third-party intellectual property rights, or disputes related to the validity or alleged infringement of the Company’s or a third party’s intellectual property rights, including patent rights, voxeljet has been and may in the future be subject or party to claims, negotiations or complex, protracted litigation.

In March 2018, ExOne GmbH, a subsidiary of The ExOne Company, notified voxeljet of its intent not to pay its annual license fees under an existing intellectual property-related agreement and asserted its rights to claim damages pursuant to an alleged material breach of the agreement. At this time, the Company cannot reasonably estimate a contingency, if any, related to this matter. On November 12, 2021, The ExOne Company and its affiliates were acquired by DESKTOP METAL, INC. Management expects that the cash outflow towards settlement of claims is very unlikely.

In September 2023, a company which develops software for businesses (the ‘software provider’), notified the Company that unlicensed software owned and copyrighted by the software provider was installed on certain computers within a voxeljet subsidiary’s network (the ‘License Matter’). Relatedly, the software provider proposed a compensation package including the purchase of license and software maintenance by the applicable voxeljet subsidiary. As of November 16, 2023, the parties have not yet commenced negotiations over the settlement of the License Matter and at this time, the Company cannot reasonably estimate a contingency, if any, related to this matter. Management expects that cash outflow towards such a settlement of claims, if any, will not have a material impact on the Company’s financial position, results of operations and liquidity.

voxeljet AG issued letters of support to its subsidiaries voxeljet China and voxeljet America to provide financial support to enable the companies to meet its obligation or liabilities as and when they fall due. The guarantee is irrevocable for at least 12 months from the date on which financial statements for the financial year ended December 31, 2022 are issued.

Further, voxeljet AG issued a letter of support to voxeljet India on July 12, 2023 to provide financial support to enable the subsidiary to meet its obligation or liabilities as and when they fall due. The guarantee is irrevocable for at least 12 months from the date of issue of this letter.

Management assessed that it is unlikely that the subsidiaries would exercise these letters of support, including in view of the License Matter.